Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 13

Segment Information

Reportable Segments

We have two reportable segments, which we operate and manage as strategic business units and organize by products and services. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker's assessment of segment performance.

Corporate, eliminations and other includes unallocated corporate expenses, intersegment eliminations recorded in consolidation, the results of other businesses, such as our investments in unconsolidated businesses, pension and other employee benefit related costs, lease financing, as well as the historical results of divested operations and other adjustments and gains and losses that are not allocated in assessing segment performance due to their non-operational nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses that are not individually significant are included in all segment results as these items are included in the chief operating decision maker's assessment of segment performance.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below also includes those items of a non-recurring or non-operational nature. We exclude from segment results the effects of certain items that management does not consider in assessing segment performance, primarily because of their non-recurring or non-operational nature.

In order to comply with regulatory conditions related to the acquisition of Alltel in January 2009, Verizon Wireless divested overlapping properties in 105 operating markets in 24 states during the first half of 2010. In addition, on July 1, 2010, certain of Verizon's local exchange business and related activities in 14 states were spun off (see Note 2). Accordingly, the historical Verizon Wireless and Wireline results for these operations have been reclassified to Corporate and Other to reflect comparable segment operating results.

We have adjusted prior-period consolidated and segment information, where applicable, to conform to current year presentation.

Our segments and their principal activities consist of the following:

Segment	Description
Verizon Wireless

Verizon Wireless' communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the United States.

Wireline

Wireline's communications products and services include voice, Internet access, broadband video and data, Internet protocol network services, network access, long distance and other services. We provide these products and services to consumers in the United States, as well as to carriers, businesses and government customers both in the United States and in over 150 other countries around the world.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2011	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$56,601	$–	$56,601
Other service	2,497	–	2,497

Service revenue	59,098	–	59,098
Equipment	7,446	–	7,446
Other	3,517	–	3,517
Consumer retail	–	13,605	13,605
Small business	–	2,720	2,720

Mass Markets	–	16,325	16,325
Strategic services	–	7,607	7,607
Other	–	8,014	8,014

Global Enterprise	–	15,621	15,621
Global Wholesale	–	6,795	6,795
Other	–	704	704
Intersegment revenues	93	1,237	1,330

Total operating revenues	70,154	40,682	110,836
Cost of services and sales	24,086	22,158	46,244
Selling, general and administrative expense	19,579	9,107	28,686
Depreciation and amortization expense	7,962	8,458	16,420

Total operating expenses	51,627	39,723	91,350

Operating income	$18,527	$959	$19,486

Assets	$147,378	$86,185	$233,563
Plant, property and equipment, net	33,451	54,149	87,600
Capital expenditures	8,973	6,399	15,372

	(dollars in millions)
2010	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$53,267	$–	$53,267
Other service	2,321	–	2,321

Service revenue	55,588	–	55,588
Equipment	4,412	–	4,412
Other	3,341	–	3,341
Consumer retail	–	13,419	13,419
Small business	–	2,828	2,828

Mass Markets	–	16,247	16,247
Strategic services	–	6,602	6,602
Other	–	8,712	8,712

Global Enterprise	–	15,314	15,314
Global Wholesale	–	7,526	7,526
Other	–	858	858
Intersegment revenues	66	1,282	1,348

Total operating revenues	63,407	41,227	104,634
Cost of services and sales	19,245	22,618	41,863
Selling, general and administrative expense	18,082	9,372	27,454
Depreciation and amortization expense	7,356	8,469	15,825

Total operating expenses	44,683	40,459	85,142

Operating income	$18,724	$768	$19,492

Assets	$138,863	$83,849	$222,712
Plant, property and equipment, net	32,253	54,594	86,847
Capital expenditures	8,438	7,269	15,707

	(dollars in millions)
2009	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$50,688	$–	$50,688
Other service	1,287	–	1,287

Service revenue	51,975	–	51,975
Equipment	4,837	–	4,837
Other	3,413	–	3,413
Consumer retail	–	13,205	13,205
Small business	–	2,904	2,904

Mass Markets	–	16,109	16,109
Strategic services	–	6,191	6,191
Other	–	9,097	9,097

Global Enterprise	–	15,288	15,288
Global Wholesale	–	8,336	8,336
Other	–	1,443	1,443
Intersegment revenues	100	1,275	1,375

Total operating revenues	60,325	42,451	102,776
Cost of services and sales	19,348	22,693	42,041
Selling, general and administrative expense	17,309	9,947	27,256
Depreciation and amortization expense	7,030	8,238	15,268

Total operating expenses	43,687	40,878	84,565

Operating income	$16,638	$1,573	$18,211

Assets	$135,162	$91,778	$226,940
Plant, property and equipment, net	30,849	59,373	90,222
Capital expenditures	7,152	8,892	16,044

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Operating Revenues
Total reportable segments	$110,836	$104,634	$102,776
Reconciling items:
Deferred revenue adjustment (see Note 1)	–	(235)	78
Impact of divested operations	–	2,407	5,297
Corporate, eliminations and other	39	(241)	(343)

Consolidated operating revenues	$110,875	$106,565	$107,808

A reconciliation of the total of the reportable segments' operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Operating Income
Total segment operating income	$19,486	$19,492	$18,211
Merger integration and acquisition related charges (see Note 2)	–	(867)	(954)
Access line spin-off related charges (see Note 2)	–	(407)	(453)
Severance, pension and benefit charges (see Note 11)	(5,954)	(3,054)	(1,440)
Deferred revenue adjustment (see Note 1)	–	(235)	78
Impact of divested operations (see Note 2)	–	755	1,769
Corporate, eliminations and other	(652)	(1,039)	(1,233)

Consolidated operating income	12,880	14,645	15,978

Equity in earnings of unconsolidated businesses	444	508	553
Other income and (expense), net	(14)	54	91
Interest expense	(2,827)	(2,523)	(3,102)

Income Before Provision for Income Taxes	$10,483	$12,684	$13,520

A reconciliation of the total of the reportable segments' assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2011	2010
Assets
Total reportable segments	$233,563	$222,712
Corporate, eliminations and other	(3,102)	(2,707)

Total consolidated	$230,461	$220,005

We generally account for intersegment sales of products and services and asset transfers at current market prices. No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2011, 2010 and 2009. International operating revenues and long-lived assets are not significant.